Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Preferred Stock
Schedule of convertible preferred stock

			Shares
	Year	Shares	Issued and	Issue	Liquidation
Series	Issued	Authorized(1)	Outstanding(1)	Price(1)	Value
Series A	2008	10,710	10,710	$0.33	$3,500
Series A-1	2008	11,630	11,630	$0.05	600
Series B	2010	13,468	13,468	$0.59	8,000
Series C	2011	15,375	15,375	$1.01	15,500
Series D	2012	7,383	7,383	$2.62	19,370
Series E	2014	4,914	4,914	$10.18	50,000
Series F	2015	15,440	15,440	$12.95	200,000
Series G	2016	15,440	15,440	$12.95	200,000
		94,360	94,360		$496,970